Stockholders’ Deficit (Details) - Schedule of common stock option activity - NEWTOWN LANE MARKETING, INCORPORATED [Member] - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Stockholders’ Deficit (Details) - Schedule of common stock option activity [Line Items]
Shares, Outstanding beginning balance	886,190	886,190
Weighted Average Exercise Price, Outstanding beginning balance	$ 0.009	$ 0.009
Weighted Average Remaining Contractual Term (Years), Outstanding beginning balance		4 years 2 months 12 days
Shares, Granted
Weighted Average Exercise Price, Granted
Shares, Exercised	(886,190)
Weighted Average Exercise Price, Exercised	$ 0.009
Shares, Forfeited
Weighted Average Exercise Price, Forfeited
Shares, Expired
Weighted Average Exercise Price, Expired
Shares, Outstanding ending balance		886,190
Weighted Average Exercise Price, Outstanding ending balance		$ 0.009
Weighted Average Remaining Contractual Term (Years), Outstanding ending balance		3 years 2 months 12 days